Equity (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended
	Oct. 19, 2012	Jun. 30, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Per Share Distributions
Dividends payable			$ 0.6600	$ 0.5630
Dividend payable date			2013-01	2012-01
Redeemable Noncontrolling Interests
Stock-based compensation expense		$ 2,500,000	$ 26,038,000	$ 17,290,000	$ 7,961,000
Excercise price			$ 25.94	$ 27.71	$ 22.26	$ 1.00
Options granted		1,500,000
Restricted stock award issued during period, gross		1,500,000
Percent Ownership In Subsidary By Officers		13.00%	7.70%			23.00%
Earnings Per Share
Restricted stock award issued during period, gross		1,500,000
Common stock, issued	937,500
Common stock sold, per share	$ 48.00
Proceeds from the issuance of common stock	$ 45,000,000
Anti dilutive shares				207,258	247,750